Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid service fees	¥ 55,683		¥ 68,913
Staff advances	17,430		20,067
Interest receivable	48,513		17,052
Receivable from disposal of subsidiaries	8,470
Others	11,798		11,116
Prepaid expenses and other current assets	¥ 141,894	$ 21,746	¥ 117,148